DERIVATIVE FINANCIAL INSTRUMENTS 2 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Cash Flow Hedges
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	[1]	$ 384	$ 399
Cash Flow Hedges | Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives	[1]	2028	2028
Cash Flow Hedges | Minimum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives	[1]	2016	2015
Fair Value Hedges
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives		$ 300	$ 300
Fair Value Hedges | Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives		2016	2016
San Diego Gas and Electric Company [Member] | Cash Flow Hedges
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	[1]	$ 315	$ 325
San Diego Gas and Electric Company [Member] | Cash Flow Hedges | Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives	[2]	2019	2019
San Diego Gas and Electric Company [Member] | Cash Flow Hedges | Minimum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives	[2]	2016	2015

[1]	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.
[2]	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE.